SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 14, 2024	Apr. 25, 2024
Subsequent Event [Line Items]
Estimated prepayment		$ 100,000
Subsequent Event
Subsequent Event [Line Items]
Cash dividend declared (in USD per share)	$ 0.08